FAIR VALUE OF FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Fair Value of Financial Instruments Not Currently Recognized at Fair Value (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt, carrying amount	$ 394,147
Credit agreement, due June 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt, carrying amount	144,147	$ 154,147
Long-term debt, fair value	144,147	154,147
8.25% senior notes, due January 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt, carrying amount	250,000	250,000
Long-term debt, fair value	$ 267,500	$ 272,500
Debt instrument stated rate	8.25%